Property, Plant and Equipment - Supplementary Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Additions to property, plant and equipment	$ 134,110	$ 149,293	$ 117,896
Changes in prepayments for property, plant and equipment	(9,587)	5,671	4,772
Changes in payables for property, plant and equipment	(103)	275	434
Transfer from inventories	0	(37,423)	0
Payments for acquisitions of property, plant and equipment	$ 124,420	$ 117,816	$ 123,102